Bank Loans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at lower of cost or market	$ 228,588	$ 189,921
Gains (losses) recognized from sale of loans	16,000	12,700	$ 8,100
Nonaccrual loans more than 90 days past due	26,900	900
Troubled debt restructurings	9,700	200
Specific allowance	$ 3,375	$ 188
Collateralized loan portfolio	97.90%	97.20%
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral	$ 2,300,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral	207,500
Specific allowance	722
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gains (losses) recognized from sale of loans		$ 14,700
Reclassification of loans held for sale		227,600
Principal balance of loans sold		184,400
Specific allowance	24	24
Stifel Bank [Member] | Executive Officers Directors and Their Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding amount	3,700	2,000
Stifel Financial Corp. [Member] | Executive Officers Directors and Their Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding amount	$ 5,600	$ 7,200